Goodwill - Schedule of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Balance	$ 12,348	$ 385	$ 385
Acquisition of Riches Holdings		11,963
Balance	$ 12,348	$ 12,348	$ 385